Nature of Business and Basis of Presentation (Details)				1 Months Ended		3 Months Ended		12 Months Ended
	Oct. 05, 2018 USD ($)	May 07, 2018 USD ($)	Aug. 15, 2017 USD ($)	Aug. 31, 2017 USD ($)	May 31, 2017 USD ($)	Mar. 31, 2021 USD ($) ft²	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) m²	Dec. 31, 2019 USD ($)
Nature of Business and Basis of Presentation (Details) [Line Items]
Area of building						150,000		150,000
Aggregate amount				$ 50,000
Milestones payments				$ 125,000
Company paid cash		$ 29,000
Net loss						$ (81,539,000)	$ (30,200,000)	$ (208,233,000)	$ (211,881,000)
Accumulated deficit						$ (645,102,000)		$ (563,563,000)	$ (355,330,000)
Business Combination [Member]
Nature of Business and Basis of Presentation (Details) [Line Items]
Aggregate fair value			$ 346,430
Business Combination [Member] | HLI Cellular Therapeutics [Member]
Nature of Business and Basis of Presentation (Details) [Line Items]
Aggregate fair value					$ 28,876
University of Colorado [Member] | Business Combination [Member]
Nature of Business and Basis of Presentation (Details) [Line Items]
Aggregate fair value	$ 9,326